SCHEDULE OF OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties	$ 126
Advances to suppliers		28
Prepaid expenses	50	263
Government institutions	251	60
Other	7	2
Other accounts receivable	$ 434	$ 353	$ 1,260